Foreclosed and Repossessed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 4,303	$ 14,190
Construction real estate
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	1,108	4,852
Commercial Real Estate [Member]
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	2,359	7,888
Residential real estate
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	836	1,450
Mortgage Loans in Process of Foreclosure, Amount	$ 2,346	$ 2,948